TermDebt - Maturities of long-term obligations (Details 1) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
2014		$ 1,086
2014 RBD debt long term classified as current		388
2015		321
2016		1,640
Total	$ 3,081	$ 3,435	$ 4,722	$ 1,970